Schedule II - Condensed Financial Information of Parent - Balance Sheets parenthetical (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Apr. 11, 2013	Apr. 10, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity securities, available-for-sale, cost	$ 267.4			$ 297.9
Common stock, shares authorized	900,000,000	900,000,000		900,000,000
Common stock, shares outstanding	261,675,811	230,000,000	100,207	230,000,000	230,000,000	[1]
Common stock, shares issued		230,079,120
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Parent Issuer
Equity securities, available-for-sale, cost	$ 76.6			$ 52.4
Common stock, shares authorized	900,000,000			900,000,000
Common stock, shares issued	261,754,931			230,079,120
Common stock, par value	$ 0.01			$ 0.01

[1]	Share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.